VESSELS UNDER FINANCE LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of of Finance Lease
Movements in the year ended December 31, 2020 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance at December 31, 2019	755,058	(40,582)	714,476
Depreciation	—	(39,977)	(39,977)
Capital improvements	22,881	—	22,881
Balance at December 31, 2020	777,939	(80,559)	697,380